RELATED PARTY DISCLOSURES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
RELATED PARTY DISCLOSURES [Text Block]

18. RELATED PARTY DISCLOSURES

Key management personnel compensation

In addition to their contracted fees, directors and officers also participate in the Company's stock option program. Certain executive officers are subject to termination notices of 6 to 24 months and change of control payments (Note 19). Key management personnel compensation is comprised of the following:

Thousands of United States dollars	Year ended December 31, 2023	Year ended December 31, 2022
Directors' and officers' compensation	$1,862	$2,560
Share-based compensation	1,577	797
	$3,439	$3,357

The Company defines key management personnel as those persons having authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, and was determined to be executive officers and directors (executive and non-executive) of the Company. The remuneration of directors and key executives is determined by the Board of Directors of the Company having regard to the performance of individuals and market trends.

As at December 31, 2023, $0.1 million of the above directors' and officers' compensation was included in the trade payables and accrued liabilities (2022 - $0.2 million). These amounts are unsecured, non-interest bearing and due on demand. The share-based compensation amount above for 2023 includes 110,000 common shares to the former Chief Executive Officer of the Company, valued at $0.4 million, that were recorded as share based compensation expense as part of a separation agreement.

Related party transactions

Prior to its acquisition by the Company, Harmony Health One, a subsidiary of FGH, entered into an Intellectual Property License Agreement with Hampstead Private Capital Limited ("Hampstead") - a corporation controlled by the CEO of the Company and former CEO of FGH. Under the terms of this agreement, Harmony is to pay Hampstead a royalty in the amount of 3.5% of the gross revenues from the sale of Harmony products. No royalty amounts have been recorded by the Company for the years ended December 31, 2023 and December 31, 2022, as there were no sales for the period after the Company acquired FGH.

Prior to 2022, the Company entered into an agreement with Dr. Manalo-Morgan, a former member of the Company's board of directors, to serve in the additional capacity as Medical Advisor to the Company. In connection with this agreement, Dr. Manalo-Morgan was responsible for developing and identifying medical applications of cannabinoids for the Company for the treatment of various ailments and supporting the Company's public relations efforts and assisting the Company with its media engagements. For these services, the Company paid Dr. Manalo-Morgan $0.1 million and $0.2 million for the years ended December 31, 2023 and December 31, 2022, respectively.

TruHC Pharma GmbH [Member]
RELATED PARTY DISCLOSURES [Text Block]

9.  RELATED PARTY DISCLOSURES

Related party transactions

Long-term debt with TruHC Holding

In February 2022, the Company entered into a first loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €250,000, in installments based on the individual installments requested by the Company ("First Loan"). The First Loan bears interest at 2.0% per annum. The First Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at March 31, 2024, the €250,000 (December 31, 2023 - €250,000) was outstanding under the First Loan.

In February 2022, the Company entered into a second loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €450,000, in installments based on the individual installments requested by the Company (“Second Loan”). The Second Loan bears interest at 4.0% per annum. The Second Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at March 31, 2024, €448,000 (December 31, 2023 – €378,000) was outstanding under the Second Loan.

As at March 31, 2024, the amount of accrued interest on the First Loan and Second Loan totals €22,730 (December 31, 2023 – €17,339).

9.  RELATED PARTY DISCLOSURES

Related party transactions

Long-term debt with TruHC Holding

In February 2022, the Company entered into a first loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €250,000, in installments based on the individual installments requested by the Company ("First Loan"). The First Loan bears interest at 2.0% per annum. The First Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at December 31, 2023, the €250,000 (December 31, 2022 - €250,000) was outstanding under the First Loan.

In February 2022, the Company entered into a second loan agreement with TruHC Holding, which granted the Company an interest-bearing loan of €450,000, in installments based on the individual installments requested by the Company (“Second Loan”). The Second Loan bears interest at 4.0% per annum. The Second Loan is due to be repaid by December 31, 2026. The Company is entitled to make early repayments. As at December 31, 2023, €378,000 (December 31, 2022 – €65,000) was outstanding under the Second Loan.

As at December 31, 2023, the amount of accrued interest on the First Loan and Second Loan totals €17,339 (December 31, 2022 – €13,590).